LEASES - Supplemental balance sheet information related to operating lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
Right-of-use assets	¥ 5,186,855	$ 730,553	¥ 2,003,997
Operating lease liabilities - current	1,851,310	260,752	880,873
Operating lease liabilities - non-current	3,114,855	438,718	1,024,274
Total operating lease liabilities	¥ 4,966,165	$ 699,470	¥ 1,905,147